CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (4,160)	$ 7,488	$ 12,210
Income and expense items not involving cash flows:
Depreciation	2,593	2,144	1,519
Stock-based compensation	2,744	2,534	1,731
Amortization of acquired intangible assets	278	714	782
Impairment of goodwill	0	0	939
Impairment of acquired intangible assets	174	0	55
Severance pay, net	288	399	373
Gain on marketable securities	(429)	(146)	(94)
Other	92	13	11
Changes in operating assets and liabilities:
Trade receivables	(698)	1,586	(9,123)
Deferred taxes	(2,310)	(540)	1,310
Other receivables	(809)	(104)	(443)
Accounts payable and accrued expenses	1,171	2,928	1,034
Deferred revenues	7,512	(807)	1,623
Net cash provided by operating activities	6,446	16,209	11,927
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of equipment	(3,502)	(2,490)	(2,018)
Decrease (Increase) in deposits, net	20,858	(1,595)	(11,969)
Investments in marketable securities	(15,686)	(7,459)	(8,298)
Proceeds from sales of marketable securities	9,164	2,915	5,286
Net cash provided by (used in) investing activities	10,834	(8,629)	(16,999)
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividend paid	(6,723)	(10,120)	(7,481)
Employee options exercised	1,996	650	1,487
Net cash used in financing activities	(4,727)	(9,470)	(5,994)
Increase (decrease) in cash and cash equivalents	12,553	(1,890)	(11,066)
Cash and cash equivalents at beginning of year	12,793	14,683	25,749
Cash and cash equivalents at end of year	25,346	12,793	14,683
Supplemental cash flow information:
Cash paid for taxes	2,052	692	713
Cash paid for interest	$ 0	$ 1	$ 4